August 23, 2006

VIA EDGAR
United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
100 F Street, N.E.
Washington, D.C. 20549

Re:	Futuremedia Public Limited Company Amendment No. 5 to Registration Statement on Form F-3 Filed July 17, 2006 File No. 333-131314

Ladies and Gentlemen:

Futuremedia Public Limited Company (the “Company”) is transmitting for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), the accompanying Amendment No. 6 (“Amendment No. 6”) to the Registration Statement on Form F-3, File No. 333-131314 (the “Registration Statement”).

Amendment No. 6 and this letter reflect the Company’s responses to the comments contained in the letter from the Commission’s Staff (the “Staff”) to Leonard M. Fertig dated July 26, 2006. The Company’s responses are numbered to correspond to the numbered comments of the Staff’s letter.

In connection with this response letter, the Company acknowledges that (i) should the Commission or the Staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and (iii) the Company may not assert Staff comments and the declaration of effectiveness as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
August 23, 2006

Amendment No. 5 to Registration Statement on Form F-3

Comment 1:
We note your response to comment 2 of our letter dated July 6, 2006. Your response and revised disclosure appears to address the operation of the second part or Section 3(a)(ii)(A) of your convertible note. It does not appear, however, to address the first part of Section 3(a)(ii)(A), which states that the holder of the note, Cornell Capital, makes the determination as to whether a conversion request would cause their aggregate holdings to exceed 4.9 percent. Accordingly, it appears that Section 3(a)(ii)(A) in conjunction with Section 3(a)(i)(B)(4) does not operate as a blanket restriction but, rather, provides a mechanism in which Cornell Capital may request conversion that would result in their aggregate holdings exceeding 4.9 percent. As a result, Section 3(a)(i)(B)(4) would operate to cause the repayment of such excess in cash at the option of Cornell Capital. Please advise whether this “mechanism” affords Cornell Capital continuing investment discretion with respect to their investment.

Response 1:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company and Cornell Capital Partners, LP (“Cornell”) executed a Confirmation Agreement (the “Confirmation Agreement”) effective as of July 31, 2006, which in part deletes Section 3(a)(i)(B)(4) of Cornell’s $2,500,000 Convertible Note dated December 19, 2005 (the “Note”). Consequently, the mechanism in which Cornell may request conversion that would result in its aggregate holdings exceeding 4.9 percent and to cause the repayment of such excess in cash at the option of Cornell is removed. Cornell therefore does not have investment discretion with respect to its investment. The Company further advises the Staff that the Registration Statement has been revised to disclose the provisions of the Confirmation Agreement. The Confirmation Agreement is filed with the Registration Statement as Exhibit 4.11. The Company also refers to its response to Comment 2 below.

Comment 2:
Please explain to us your statement in response to comment 2 of our letter dated July 6, 2006 and on page 27 of your disclosure that Cornell Capital has the option to have you return the excess principal amount. It is unclear whether Cornell Capital may have the amount requested for conversion reduced to the required 4.9 percent threshold amount or have you repay the excess principal amount in cash.

Response 2:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Confirmation Agreement confirms that it was never intended that, following a conversion request, Cornell have the ability to require the excess principal amount returned to Cornell. Consequently, the Staff’s comment as to whether Cornell may have the amount requested for conversion reduced to the required 4.9% threshold amount or have the excess principal amount in cash, is no longer applicable. The Company further advises the Staff that the Registration Statement has been revised to disclose the provisions of the Confirmation Agreement.

United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
August 23, 2006

In response to discussions between the Staff and Company counsel, the Company also wishes to address the question of whether, as result of the Confirmation Agreement, a completed private placement existed for purposes of Rule 152 under the Securities Act at the time that the Registration Statement was filed. In response to that question, the Company confirms that the Confirmation Agreement does not change any of the material terms of the Note, but merely reflects the correction of a provision of the Note which could have been read to allow Cornell to require repayment of the excess principal amount upon a conversion request. The terms of conversion, the interest rate, maturity date and other terms and conditions set forth in the Note remain unchanged. On the December 19, 2005 closing, the Company received payment of $2.5 million in payment for the Note. No conditions to the issuance of the Note remained and the Note was in fact issued. Since the Confirmation Agreement merely reflects the original intent of the parties at the time of the issuance of the Note and does not represent a change to or renegotiation of the terms and conditions of the Note as originally intended, the Company believes that the issuance and private placement of the Note was completed on December 19, 2005.

Comment 3:
We note the recent amendment to the registration rights agreement with Cornell Capital setting forth a July 31, 2006 deadline with respect to the effectiveness of this registration statement. Please revise your disclosure to discuss this deadline requirement and the possible consequences as a result of missing the deadline.

Response 3:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has revised the Registration Statement to include a new section entitled “Description of Securities - Registration Rights - Effectiveness of Registration Statement”. This section discusses the July 31, 2006 deadline with respect to the effectiveness of this Registration Statement and the possible consequences as a result of missing the deadline. Additionally, this new section discusses Amendment No. 4 to Investor Registration Rights Agreement (as filed with the Registration Statement as Exhibit 4.9) regarding the extension of the date of effectiveness to August 31, 2006.

United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
August 23, 2006

Risk Factors

Cornell Capital Partners, LP could hold a large percentage…page 13

Comment 4:	Please revise the heading in this risk factor to expressly state the percentage of your issued and outstanding ADSs represented by Cornell Capital’s investments in you.

Response 4
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has revised the heading of the risk factor to read as follows: “Cornell Capital Partners, LP could hold up to 57.60% of our ADSs which could allow Cornell Capital Partners, LP to control or influence shareholder votes.”

Cornell Capital Partners, LP’s interests may conflict …page 13

Comment 5:	Please elaborate on how any conflicts between Cornell Capital and you or your shareholders may be resolved.

Response 5:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has revised the risk factor entitled, “Cornell Capital Partners, LP’s interests may conflict with the interest of our shareholders” to elaborate on the resolution of any conflicts of interest between Cornell Capital, LP and the Company’s shareholders.

Selling Shareholders, page 22

Comment 6:
We note your response to comment 9 of our letter dated July 6, 2006 and that your share calculation excluded the outstanding warrants held by Cornell Capital. It appears that the warrants should be included in your computations pursuant to Item 403 of Regulation S-K and Rule 13d-3(d)(1)(i)(A) under the Exchange Act. We note your statement that Cornell Capital has agreed to not exercise such warrants if their ownership exceeds 4.9 percent. It appears, however, that it is a possibility for Cornell Capital to exercise the warrants within the 60 days set forth in Rule 13d-3(d)(1)(i) without surpassing the 4.9 percent threshold.

Response 6:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has revised the disclosure within “The Offering - Selling Shareholders” section to reflect that the (i) 250,000 ADS Warrant issued to Cornell in connection with the $2,500,000 Financing; (ii) 4,000,000 ADS Warrant issued to Cornell in connection with the $9,000,000 financing consisting of (i) a $7,500,000 tranche of financing with a closing date of April 25, 2006 and (ii) the extension to this $7,500,000 financing with an additional $1,500,000 tranche of financing with a closing date of August 3, 2006 (the total financing with Cornell Capital Partners, LP, Certain Wealth, Ltd, and TAIB Bank was for $9,000,000) (the “$9,000,000 Financing”); and (iii) 750,000 ADS Warrant issued to Cornell in connection with the $9,000,000 Financing are included in the Company’s computations pursuant to Item 403 of Regulation S-K and Rule 13d-3(d)(1)(i)(A) under the Exchange Act.

United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
August 23, 2006

Comment 7:
Your disclosure indicates that Cornell Capital would beneficially own no ADSs in Futuremedia if all ADSs were sold pursuant to this offering. The offering, however, relates to only 18,784,020 ADSs and Cornell Capital appears to beneficially own far in excess of such number of ADSs prior to the offering as disclosed elsewhere in the filing. Please revise as appropriate.

Response 7:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has revised the disclosure within “The Offering - Information on Outstanding Shares” section to indicate that Cornell owns in excess of the number of ADS prior to the offering.

Exhibit 5.1

Comment 8:
 We note your revised legal opinion that addresses the shares to be issued under the convertible note and warrant as well as the shares already issued as a result of a partial conversion of the note. Your opinion, however, does not appear to specifically address the 187,500 ADSs that were issued to Cornell Capital at the consummation of your December 2005 transaction. Please revise to specifically identify by quantity and otherwise the shares being registered for resale as well as to have counsel’s opinion apply to all shares being registered.

Response 8:
The Company acknowledges the Staff’s comments and supplementally advises the Staff that the Company has asked legal counsel to amend its legal opinion to identify by quantity and otherwise the shares being registered for resale as well as to have counsel’s opinion apply to all shares being registered.

United States Securities and Exchange Commission
Division of Corporation Finance
ATTN: Barbara C. Jacobs
August 23, 2006

Please contact Mark Dorff of Brown Rudnick Berlack Israels LLP in London at (011 44) 20 7851 6005 or Dan Gusenoff of Brown Rudnick Berlack Israels LLP in Boston at (617) 856-8172 should you require additional information or have questions regarding the responses in this letter. Please do not hesitate to contact me if you have any further questions or comments. We have sent a courtesy copy of this letter to Daniel Lee of the Commission’s staff.

Very truly yours, FUTUREMEDIA PLC

By	/s/ Andrew Haire
Andrew Haire, General Counsel

cc: Daniel Lee (Via Fax)